Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Changes in Shareholders' Equity
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001